Summary of critical accounting judgments and key sources of estimation uncertainty - Critical Accounting Judgements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Net loss attributable to ordinary shareholders	$ 93,735	$ 87,009	$ 59,943
Net cash used in operating activities	56,259	72,139	38,212
Cash and cash equivalents	221,416	$ 102,707	$ 40,172	$ 19,813
Kreos Capital VI (UK) Limited
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 65,000